Basis of Presentation Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations (net of tax)	$ (1,769)	$ 1,835
Antioxidant, Ibuprofen and Propofol Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	56,836	55,028
(Loss) income from discontinued operations	(2,513)	2,489
Income tax (benefit) expense	(744)	654
(Loss) income from discontinued operations (net of tax)	$ (1,769)	$ 1,835